UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.2%
California 83.4%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,125,937
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	725,240
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,147,090
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,123,310
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	3,952,970
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,145,250
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017, INS: FGIC	1,735,000	1,320,196
Series A, Zero Coupon, 8/1/2018, INS: FGIC	1,510,000	1,065,683
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	3,400,000	3,708,448
6.0%, 4/1/2022, INS: NATL	13,500,000	14,708,925
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,129,340
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	2,578,360
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,021,488
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,734,100
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	4,718,300
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012, INS: AMBAC	4,900,000	4,747,463
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,179,720
California, Health Facilities Financing Authority Revenue, Children's Hospital, Series B, 0.29% *, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	1,000,000	1,000,000
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,520,675
Series C, 6.5%, 10/1/2033	2,000,000	2,256,320
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,750,781
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,318,031
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,473,416
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	10,133,300
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	7,871,167
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	2,911,306
Series A, 5.0%, 7/1/2040	9,675,000	9,915,327
California, Napa Valley Unified School District, Election of 2006:
Series A, Zero Coupon, 8/1/2027	2,340,000	918,427
Series A, Zero Coupon, 8/1/2028	2,745,000	1,004,697
Series A, Zero Coupon, 8/1/2029	3,390,000	1,159,482
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	10,954,900
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	2,325,000	2,485,355
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031	20,000	20,546
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,131,150
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	3,150,000	2,338,528
Series A-1, 5.75%, 6/1/2047	11,485,000	8,246,000
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, 5.25%, 12/1/2035	1,555,000	1,644,895
California, State General Obligation:
5.125%, 4/1/2024	7,400,000	7,626,662
5.125%, 11/1/2024	1,000,000	1,013,200
6.0%, 4/1/2038	7,450,000	7,804,769
6.25%, 11/1/2034	10,000,000	10,722,800
6.5%, 4/1/2033	14,610,000	16,145,511
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	10,031,500
5.0%, 12/1/2031, INS: NATL	10,000,000	9,727,500
6.0%, 11/1/2039	10,000,000	10,495,500
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	5,565,945
Series I-1, 6.375%, 11/1/2034	3,000,000	3,167,790
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,641,886
California, State University Revenue:
Series A, 5.0%, 11/1/2024, INS: FGIC	5,000,000	5,022,400
Series A, 5.25%, 11/1/2038	6,500,000	6,727,695
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Homes Foundation	7,000,000	6,852,860
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	6,010,000	6,261,579
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,073,800
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series B, 0.974% **, 4/1/2036	5,000,000	2,909,550
California, Statewide Communities Development Authority, Certificates of Participation, Sutter Health, 6.0%, 8/15/2017, INS: AGMC	1,000,000	1,003,910
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	19,392,522
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: FGIC	3,050,000	2,210,091
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,499,568
Chino Valley, CA, Unified School District, Election of 2002, Series C, 5.25%, 8/1/2030, INS: NATL	5,000,000	5,103,250
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,585,000	3,355,950
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	9,240,000	10,271,276
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014, INS: NATL	1,515,000	1,518,288
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,194,624
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	821,568
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC (a)	10,000,000	10,236,700
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,108,040
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	2,691,706
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	2,691,779
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	4,687,980
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	3,177,910
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	5,106,500

Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: Radian	10,000,000	8,368,100
ETM, Zero Coupon, 1/1/2020, INS: Radian	10,000,000	7,554,800
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,015,693
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	3,950,550
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	3,849,187
Zero Coupon, 1/15/2025	10,000,000	3,712,300
5.8%, 1/15/2020, INS: NATL	6,500,000	6,422,585
5.875%, 1/15/2026	5,000,000	4,908,800
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	2,020,022
Series A, 6.4%, 8/1/2016, INS: NATL	2,000,000	2,265,660
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: FGIC	400,000	362,488
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013, INS: NATL	2,150,000	2,025,709
Long Beach, CA, Port Authority Revenue:
Series A, AMT, 6.0%, 5/15/2017, INS: FGIC	1,500,000	1,747,560
Series A, AMT, 6.0%, 5/15/2018, INS: FGIC	4,000,000	4,647,120
Los Angeles County, CA, Core City General Obligation Lease, Convention & Exhibition Center Authority, Series A, 6.125%, 8/15/2011, INS: NATL	1,000,000	1,037,560
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,060,180
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,057,750
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	14,794,800
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: FGIC	2,000,000	2,477,620
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034 (a)	7,540,000	7,534,571
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: FGIC	1,000,000	819,090
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: FGIC	2,045,000	1,850,521
Series A, Zero Coupon, 8/1/2015, INS: FGIC	2,090,000	1,804,130
Series A, Zero Coupon, 8/1/2016, INS: FGIC	2,140,000	1,742,153
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	1,370,000	1,496,780
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: FGIC	2,500,000	2,027,250
5.0%, 9/1/2026, INS: AGMC	7,155,000	7,438,982
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	267,120
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	936,249
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,896,300
Rancho, CA, Water District Financing Authority Revenue:
Series A, 5.0%, 8/1/2027, INS: FGIC	14,100,000	14,419,929
Series A, 5.0%, 8/1/2029, INS: FGIC	8,400,000	8,503,908
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: FGIC	1,635,000	1,244,104
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,469,335
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	1,905,438
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,647,775
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,085,109
6.0%, 9/1/2011	850,000	857,064
6.125%, 9/1/2014	605,000	608,479
6.3%, 9/1/2021	1,500,000	1,501,875
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 0.769% **, 6/1/2039, INS: FGIC	10,000,000	5,779,400
Series A, 5.0%, 6/1/2026, INS: FGIC	11,435,000	11,708,868
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,752,261
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,122,321
Series G, 6.5%, 9/1/2013, INS: NATL	980,000	1,053,912
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,366,200
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,010,313
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013, INS: AGMC	1,000,000	1,117,570
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,517,863
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,168,190
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	3,560,000	3,699,730
San Bernardino, CA, Other Revenue Lease, Series A, 5.25%, 11/1/2014, INS: NATL	2,330,000	2,433,219
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	791,910
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	757,471
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2040	11,500,000	11,204,910
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033	10,000,000	10,470,700
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,408,300
San Diego, CA, School District General Obligation, Election of 1998, Series B, 6.0%, 7/1/2019, INS: NATL	3,350,000	4,096,011
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,433,526
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	16,342,350
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	12,747,375
Series A, 5.125%, 11/1/2039	10,400,000	10,699,520
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	9,334,932
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	2,492,298
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	2,616,940
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	1,600,368
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	1,764,840
San Jose, CA, School District General Obligation, Unified School District, Series A, ETM, Zero Coupon, 8/1/2017, INS: FGIC	1,350,000	1,160,636
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,410,000	1,758,749
San Leandro, CA, Unified School District, Election of 2006, Convertible Capital Appreciation, Series C, Step-up Coupon, 0% to 8/1/2026, 7.0% to 8/1/2039, INS: AGC	30,000,000	11,104,800
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,462,375
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021, , INS: AMBAC	1,400,000	1,495,578
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,146,480
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,117,741
5.5%, 9/1/2018, INS: NATL	1,060,000	1,172,084
5.6%, 9/1/2019, INS: NATL	1,115,000	1,232,142
5.6%, 9/1/2020, INS: NATL	1,180,000	1,286,825
5.65%, 9/1/2024, INS: NATL	1,445,000	1,513,262
5.65%, 9/1/2025, INS: NATL	1,520,000	1,579,371
5.65%, 9/1/2026, INS: NATL	1,605,000	1,653,086
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012, INS: NATL	3,675,000	4,003,435
Series B, 7.25%, 8/1/2013, INS: NATL	3,400,000	3,840,742
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,987,243
6.375%, 9/1/2030	4,795,000	4,786,369
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,758,160
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,444,100
Series C, 5.0%, 7/1/2035	3,000,000	3,091,710
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 0.3% *, 7/1/2027	2,050,000	2,050,000
Series A, 5.75%, 7/1/2021	1,120,000	1,339,094
Series A, ETM, 5.75%, 7/1/2021	880,000	1,053,958
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: FGIC	3,600,000	1,864,368
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: FGIC	1,250,000	1,079,025
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	1,896,200
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016, INS: FGIC	2,000,000	1,628,180
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	9,571,400

		713,951,789
Puerto Rico 10.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,244,960
Commonwealth of Puerto Rico, General Obligation, Public Improvement:
Series A, 5.25%, 7/1/2022	2,000,000	2,035,720
Series A, 5.5%, 7/1/2019, INS: NATL	22,650,000	24,297,561
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017, INS: XLCA	2,105,000	2,393,090
Series JJ, 5.375%, 7/1/2018, INS: XLCA	8,710,000	9,895,170
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018, INS: AGMC	7,250,000	8,362,077
Series Z, 6.25%, 7/1/2014, INS: NATL	1,000,000	1,113,870
Series A, 6.25%, 7/1/2016, INS: AGMC	750,000	864,480
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	2,740,000	2,752,576
Series A, 6.5%, 8/1/2044	10,000,000	11,140,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,134,700
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,600,000	2,290,320
Puerto Rico, State General Obligation:
5.5%, 7/1/2015, INS: NATL	3,665,000	3,995,839
5.65%, 7/1/2015, INS: NATL	1,000,000	1,093,610
6.5%, 7/1/2015, INS: NATL	4,000,000	4,520,680

		91,135,353
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	832,650

Total Municipal Bonds and Notes (Cost $777,769,213)		805,919,792
Municipal Inverse Floating Rate Notes (b) 15.9%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	11,475,000	11,623,336
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.324%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	13,870,000	14,407,885
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.498%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (c)	17,205,000	17,805,280
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.515%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (c)	10,630,000	11,047,440
Trust: California, State Community Center, Series 2008-1154, 144A, 9.13%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (c)	3,158,944	3,443,274
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (c)	2,257,732	2,460,947
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (c)	1,881,443	2,050,789
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.518%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (c)	10,420,000	10,797,621
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.45%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (c)	5,000,000	5,511,300
Trust: California, University of California Revenues, Series 3368, 144A, 20.45%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (c)	10,000,000	10,949,700
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.76%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (c)	10,000,000	10,155,800
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.42%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (c)	10,000,000	10,915,700
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.45%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,137,063	2,218,388
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,944,611	2,018,612
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.133%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (c)	10,002,999	10,407,701
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.278%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (c)	10,000,000	10,278,200
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.13%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $131,174,283)		136,091,973

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $908,943,496) †	110.1	942,011,765
Other Assets and Liabilities, Net	(10.1)	(86,261,140)

Net Assets	100.0	855,750,625

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of November 30, 2010.

**
These securities are shown at their current rate as of November 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $907,823,619.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $34,188,146.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,129,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,941,322.

(a) At November 30, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
XLCA: XL Capital Assurance

At November 30, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

1/11/2011 1/11/2016	25,000,0001	Fixed — 3.787%	Floating — LIBOR	(2,379,725)	—	(2,379,725)
1/12/2011 1/12/2016	25,000,0002	Fixed — 3.796%	Floating — LIBOR	(2,388,200)	—	(2,388,200)
7/14/2010 7/14/2029	15,100,0001	Fixed — 4.133%	Floating — LIBOR	(1,251,948)	—	(1,251,948)
2/7/2011 2/7/2030	10,500,0002	Fixed — 4.692%	Floating — LIBOR	(1,508,253)	—	(1,508,253)
10/28/2011 10/28/2031	11,000,0002	Fixed — 3.788%	Floating — LIBOR	143,005	—	143,005
Total net unrealized depreciation on open interest rate swaps					(7,385,121)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.

LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(d)	$ —	$ 942,011,765	$ —	$ 942,011,765
Derivatives(e)	—	143,005	—	143,005
Total	$ —	$ 942,154,770	$ —	$ 942,154,770

Liabilities
Derivatives(e)	$ —	$ (7,528,126)	$ —	$ (7,528,126)
Total	$ —	$ (7,528,126)	$ —	$ (7,528,126)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(7,385,121)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011